LEASE (Tables)	12 Months Ended
Dec. 31, 2016
LEASE
Schedule of capital lease and other financing obligations

	December 31, 2015			December 31, 2016
	Capital lease obligations	Other financing obligations	Total	Capital lease obligations	Other financing obligations	Total
Within 1 year	51,591	—	51,591	71,300	22,044	93,344
After 1 year but within 2 years	60,019	—	60,019	85,783	38,443	124,226
After 2 years but within 3 years	64,938	—	64,938	92,677	39,548	132,225
After 3 years but within 4 years	69,089	—	69,089	193,202	41,586	234,788
After 4 years but within 5 years	172,079	—	172,079	71,501	42,287	113,788
After 5 years	395,251	—	395,251	716,089	725,178	1,441,267

Total	812,967	—	812,967	1,230,552	909,086	2,139,638

Less total future interest	(339,283)	—	(339,283)	(552,060)	(450,670)	(1,002,730)
Less: estimated building costs	—	—	—	—	(25,356)	(25,356)

Present value of lease and other financing obligations	473,684	—	473,684	678,492	433,060	1,111,552

Including:
Current portion			48,745			88,593

Non-current portion			424,939			1,022,959

Schedule of Future minimum operating lease payments

Future minimum operating lease payments as of December 31, 2016 are summarized as follow:

Twelve-months ending December 31,
2017	124,293
2018	98,566
2019	75,657
2020	57,268
2021	36,822
Thereafter	445,607

Total	838,213